Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 128,218,670		$ 128,218,670		$ 121,747,435	$ 97,125,921
Net income and comprehensive income attributable to parent	$ 3,803,812	$ 9,185,633	6,471,235	$ 17,439,319	24,621,514	34,969,085
Net cash used in operating activities			$ 1,682,705	$ 845,787	$ 1,049,106	$ (187,823)